Commitments and Contingencies (Details) - Schedule of future minimum lease payments - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Schedule of future minimum lease payments [Abstract]
2021	$ 543	$ 552
2022	1,853	18
2023	152
Total	$ 2,548	$ 570